Other Assets (Tables) (LendingClub Corp)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
LendingClub Corp [Member]
Schedule of Other Assets

Other assets consist of the following:

	September 30, 2017	December 31, 2016
Loan servicing assets, at fair value	$29,621	$21,398
Prepaid expenses	21,084	16,960
Other investments	10,411	10,372
Servicer reserve receivable	9,043	4,938
Accounts receivable	8,889	7,572
Insurance reimbursement receivable	7,119	—
Receivable from investors	1,394	1,566
Due from related parties (1)	279	476
Tenant improvement receivable	—	3,290
Other	3,539	3,072
Total other assets	$91,379	$69,644

(1)	Represents management fees from certain private funds for which LCAM or its subsidiaries act as the general partner.

Other assets consist of the following:

December 31,	2016	2015
Loan servicing assets, at fair value	$21,398	$10,250
Prepaid expenses	16,960	16,283
Other investments	10,372	250
Accounts receivable	7,572	4,976
Servicer reserve receivable	4,938	—
Tenant improvement receivable	3,290	778
Receivable from investors	1,566	1,117
Deferred financing costs	1,032	1,296
Deposits	855	871
Due from related parties (1)	476	655
Deferred acquisition compensation	349	1,521
Other	836	416
Total other assets	$69,644	$38,413

(1)	Represents management fees due to LCA from certain private funds for which LCA acts as the general partner.